Income Tax (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Percentage of corporate tax rates		23.00%	23.00%	23.00%
Description of corporate tax rate reduced	the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.
Number of equal annual portion of amortization		3
Net operating loss for tax (in Dollars)		$ 79,688,000
Accumulated losses before the merger (in Dollars)		840,000
Tax deductible temporary difference value (in Dollars)		$ 31,634,000
Research and development deductible term period		3 years